Summary of Impaired Loans by Class (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Financial Receivables [Line Items]
Recorded investment - no related allowance	$ 10,191	$ 5,770	$ 12,714
Unpaid principal balance - no related allowance	16,678	6,504	13,420
No related allowance	0	0	0
Average recorded investment - no related allowance	12,873	16,012	14,530
Interest income recognized - no related allowance	816	981	1,223
Interest income cash basis - no related allowance	676	1,142	961
Recorded investment - with related allowance	15,000	24,105	35,873
Unpaid principal balance - with related allowance	15,015	27,210	38,791
Related allowance	787	2,548	3,090
Average recorded investment - with related allowance	15,040	24,204	35,862
Interest income, recognized - with related allowance	425	1,368	3,783
Interest income, cash basis - with related allowance	411	1,136	3,789
Total Impaired Loans, Recorded Investment	25,191	29,875	48,587
Total Impaired Loans, Unpaid Principal Balance	31,693	33,714	52,211
Total Impaired Loans, Related Allowance	787	2,548	3,090
Total Impaired Loans, Average Recorded Investment	27,913	40,216	50,392
Total Impaired Loans, Interest Income Recognized	1,241	2,349	5,006
Total Impaired Loans, Interest Income Cash Basis	1,087	2,278	4,750
Construction and Land Development [Member]
Schedule Of Financial Receivables [Line Items]
Recorded investment - no related allowance	1,953	0	3,177
Unpaid principal balance - no related allowance	2,993	0	3,177
No related allowance	0	0	0
Average recorded investment - no related allowance	2,715	599	4,012
Interest income recognized - no related allowance	13	35	414
Interest income cash basis - no related allowance	19	36	404
Recorded investment - with related allowance	2,241	5,777	5,688
Unpaid principal balance - with related allowance	2,241	5,777	5,688
Related allowance	142	1,166	713
Average recorded investment - with related allowance	2,210	6,345	3,677
Interest income, recognized - with related allowance	56	383	406
Interest income, cash basis - with related allowance	59	360	418
Farmland [Member]
Schedule Of Financial Receivables [Line Items]
Recorded investment - no related allowance	0	0	0
Unpaid principal balance - no related allowance	0	0	0
No related allowance	0	0	0
Average recorded investment - no related allowance		0	0
Interest income recognized - no related allowance		0	0
Interest income cash basis - no related allowance		0	0
Recorded investment - with related allowance	0	0	0
Unpaid principal balance - with related allowance	0	0	0
Related allowance	0	0	0
Average recorded investment - with related allowance	0	0	0
Interest income, recognized - with related allowance	0	0	0
Interest income, cash basis - with related allowance	0	0	0
1- 4 Family [Member]
Schedule Of Financial Receivables [Line Items]
Recorded investment - no related allowance	804	441	1,516
Unpaid principal balance - no related allowance	1,018	441	2,176
No related allowance	0	0	0
Average recorded investment - no related allowance	801	472	2,102
Interest income recognized - no related allowance	39	28	162
Interest income cash basis - no related allowance	44	35	73
Recorded investment - with related allowance	2,056	2,427	610
Unpaid principal balance - with related allowance	2,071	2,620	776
Related allowance	41	25	91
Average recorded investment - with related allowance	2,065	1,643	732
Interest income, recognized - with related allowance	128	121	70
Interest income, cash basis - with related allowance	120	107	67
Multifamily [Member]
Schedule Of Financial Receivables [Line Items]
Recorded investment - no related allowance	0	607	1,351
Unpaid principal balance - no related allowance	0	607	1,351
No related allowance	0	0	0
Average recorded investment - no related allowance	602	5,890	1,355
Interest income recognized - no related allowance	14	359	103
Interest income cash basis - no related allowance	15	382	110
Recorded investment - with related allowance	1,339	1,344	5,951
Unpaid principal balance - with related allowance	1,339	1,344	5,951
Related allowance	400	304	244
Average recorded investment - with related allowance	1,340	1,348	5,998
Interest income, recognized - with related allowance	93	89	597
Interest income, cash basis - with related allowance	87	96	593
Non-Farm Non-Residential [Member]
Schedule Of Financial Receivables [Line Items]
Recorded investment - no related allowance	7,434	4,722	2,936
Unpaid principal balance - no related allowance	12,667	5,456	2,982
No related allowance	0	0	0
Average recorded investment - no related allowance	8,755	7,579	5,963
Interest income recognized - no related allowance	750	425	427
Interest income cash basis - no related allowance	598	527	287
Recorded investment - with related allowance	9,364	14,557	22,968
Unpaid principal balance - with related allowance	9,364	17,469	25,720
Related allowance	204	1,053	1,535
Average recorded investment - with related allowance	9,425	14,868	24,669
Interest income, recognized - with related allowance	148	775	2,616
Interest income, cash basis - with related allowance	145	573	2,711
Real Estate [Member]
Schedule Of Financial Receivables [Line Items]
Recorded investment - no related allowance	10,191	5,770	8,980
Unpaid principal balance - no related allowance	16,678	6,504	9,686
No related allowance	0	0	0
Average recorded investment - no related allowance	12,873	14,540	13,432
Interest income recognized - no related allowance	816	847	1,106
Interest income cash basis - no related allowance	676	980	874
Recorded investment - with related allowance	15,000	24,105	35,217
Unpaid principal balance - with related allowance	15,015	27,210	38,135
Related allowance	787	2,548	2,583
Average recorded investment - with related allowance	15,040	24,204	35,076
Interest income, recognized - with related allowance	425	1,368	3,689
Interest income, cash basis - with related allowance	411	1,136	3,789
Agricultural [Member]
Schedule Of Financial Receivables [Line Items]
Recorded investment - no related allowance	0	0	0
Unpaid principal balance - no related allowance	0	0	0
No related allowance	0	0	0
Average recorded investment - no related allowance		0	0
Interest income recognized - no related allowance		0	0
Interest income cash basis - no related allowance		0
Recorded investment - with related allowance	0	0	0
Unpaid principal balance - with related allowance	0	0	0
Related allowance	0	0	0
Average recorded investment - with related allowance	0	0	0
Interest income, recognized - with related allowance	0	0	0
Interest income, cash basis - with related allowance	0	0	0
Commercial And Industrial [Member]
Schedule Of Financial Receivables [Line Items]
Recorded investment - no related allowance	0	0	3,734
Unpaid principal balance - no related allowance	0	0	3,734
No related allowance	0	0	0
Average recorded investment - no related allowance		1,472	1,098
Interest income recognized - no related allowance		134	117
Interest income cash basis - no related allowance		162	87
Recorded investment - with related allowance	0	0	656
Unpaid principal balance - with related allowance	0	0	656
Related allowance	0	0	507
Average recorded investment - with related allowance	0	0	786
Interest income, recognized - with related allowance	0	0	94
Interest income, cash basis - with related allowance	0	0	0
Consumer And Other [Member]
Schedule Of Financial Receivables [Line Items]
Recorded investment - no related allowance	0	0	0
Unpaid principal balance - no related allowance	0	0	0
No related allowance	0	0	0
Average recorded investment - no related allowance		0	0
Interest income recognized - no related allowance		0	0
Interest income cash basis - no related allowance		0	0
Recorded investment - with related allowance	0	0	0
Unpaid principal balance - with related allowance	0	0	0
Related allowance	0	0	0
Average recorded investment - with related allowance	0	0	0
Interest income, recognized - with related allowance	0	0	0
Interest income, cash basis - with related allowance	0	0	0
Non-Real Estate [Member]
Schedule Of Financial Receivables [Line Items]
Recorded investment - no related allowance	0	0	3,734
Unpaid principal balance - no related allowance	0	0	3,734
No related allowance	0	0	0
Average recorded investment - no related allowance		1,472	1,098
Interest income recognized - no related allowance		134	117
Interest income cash basis - no related allowance		162	87
Recorded investment - with related allowance	0	0	656
Unpaid principal balance - with related allowance	0	0	656
Related allowance	0	0	507
Average recorded investment - with related allowance	0	0	786
Interest income, recognized - with related allowance	0	0	94
Interest income, cash basis - with related allowance	$ 0	$ 0	$ 0